Quarterly Holdings Report
for

Fidelity® Worldwide Fund

January 31, 2021

WLD-QTLY-0321
1.813085.116

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Australia - 0.4%
Afterpay Ltd. (a)	5,000	$516,251
Bapcor Ltd.	693,155	3,983,673
National Storage (REIT) unit	3,259,926	4,758,571
Rio Tinto Ltd.	304	25,629
Technology One Ltd.	249,900	1,648,210

TOTAL AUSTRALIA		10,932,334

Austria - 0.4%
Erste Group Bank AG	180,400	5,527,842
Wienerberger AG	150,500	5,121,205

TOTAL AUSTRIA		10,649,047

Bailiwick of Jersey - 0.8%
Aptiv PLC	3,000	400,800
Clarivate Analytics PLC (a)	632,800	18,313,232
Experian PLC	116,558	4,074,008

TOTAL BAILIWICK OF JERSEY		22,788,040

Belgium - 0.5%
KBC Groep NV	142,864	10,007,067
UCB SA	45,800	4,753,252

TOTAL BELGIUM		14,760,319

Bermuda - 0.9%
Marvell Technology Group Ltd.	505,000	25,987,300
Canada - 0.6%
Ballard Power Systems, Inc. (a)(b)	21,000	717,570
Constellation Software, Inc.	4,400	5,360,103
Lightspeed POS, Inc.	70,000	4,544,400
Lundin Mining Corp.	315,600	2,813,560
Suncor Energy, Inc.	162,900	2,724,873
Topicus.Com, Inc. (a)(c)	8,183	30,795

TOTAL CANADA		16,191,301

Cayman Islands - 2.2%
Akeso, Inc. (d)	390,000	2,721,310
Alibaba Group Holding Ltd. (a)	226,400	7,184,697
Hansoh Pharmaceutical Group Co. Ltd. (a)(d)	510,000	2,789,024
JD Health International, Inc. (d)	85,000	1,672,976
JD.com, Inc. Class A	138,000	6,119,728
Kangji Medical Holdings Ltd.	231,000	340,247
Kuaishou Technology (a)	52,800	783,155
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	19,100	3,199,250
Sea Ltd. ADR (a)	101,000	21,887,710
Tencent Holdings Ltd.	117,100	10,433,997
Zai Lab Ltd. (a)	21,900	3,470,548

TOTAL CAYMAN ISLANDS		60,602,642

China - 0.3%
Kweichow Moutai Co. Ltd. (A Shares)	9,100	2,995,953
Venus MedTech Hangzhou, Inc. (H Shares) (a)(d)	382,100	3,844,040
WuXi AppTec Co. Ltd. (H Shares) (d)	101,100	2,412,343

TOTAL CHINA		9,252,336

Denmark - 0.9%
A.P. Moller - Maersk A/S Series B	1,200	2,465,002
Ascendis Pharma A/S sponsored ADR (a)	7,000	1,051,050
Netcompany Group A/S (a)(d)	22,819	2,135,348
ORSTED A/S (d)	43,400	8,264,171
Vestas Wind Systems A/S	54,200	11,637,701

TOTAL DENMARK		25,553,272

Finland - 0.5%
Musti Group OYJ	83,200	2,602,939
Nanoform Finland PLC	504,800	4,398,468
Neste Oyj	106,200	7,511,069

TOTAL FINLAND		14,512,476

France - 1.9%
AXA SA	347,900	7,707,505
BNP Paribas SA (a)	171,900	8,243,583
Capgemini SA	49,800	7,221,957
LVMH Moet Hennessy Louis Vuitton SE	24,539	14,836,169
Sartorius Stedim Biotech	1,000	418,675
SR Teleperformance SA	12,400	4,065,975
VINCI SA	55,263	5,124,438
Worldline SA (a)(d)	51,400	4,370,095

TOTAL FRANCE		51,988,397

Germany - 2.4%
adidas AG	19,969	6,349,146
Allianz SE	52,700	11,928,716
Deutsche Post AG	233,400	11,528,817
Exasol AG	167,800	4,683,575
Instone Real Estate Group BV (a)(d)	94,872	2,412,014
Linde PLC	14,534	3,562,823
Merck KGaA	19,900	3,325,406
Nexus AG	46,000	2,969,800
Rheinmetall AG	22,400	2,374,209
Shop Apotheke Europe NV (a)(d)	19,700	4,604,476
Siemens AG	88,900	13,802,755

TOTAL GERMANY		67,541,737

Hong Kong - 0.5%
AIA Group Ltd.	876,400	10,566,540
Antengene Corp.	895,402	1,987,306

TOTAL HONG KONG		12,553,846

Hungary - 0.3%
OTP Bank PLC (a)	128,600	5,900,697
Richter Gedeon PLC	86,900	2,458,853

TOTAL HUNGARY		8,359,550

India - 1.5%
Avenue Supermarts Ltd. (a)(d)	16,542	601,992
Axis Bank Ltd. (a)	274,300	2,495,656
HDFC Bank Ltd. (a)	246,824	4,716,751
HDFC Bank Ltd. sponsored ADR (a)	124,486	8,975,441
Housing Development Finance Corp. Ltd.	280,094	9,140,921
Lupin Ltd. (a)	1,335	18,462
Reliance Industries Ltd.	10,760	142,866
Reliance Industries Ltd.	228,600	5,779,162
Reliance Industries Ltd. sponsored GDR (d)	36,700	1,860,690
Sunteck Realty Ltd.	186,516	823,271
TCNS Clothing Co. Ltd. (a)(d)	166,223	910,850
V-Mart Retail Ltd. (a)	119,603	4,026,218
Zomato Pvt Ltd. (c)(e)(f)	84	449,629

TOTAL INDIA		39,941,909

Indonesia - 0.1%
PT Bank Central Asia Tbk	855,300	2,060,523
PT Kino Indonesia Tbk	234,500	38,443

TOTAL INDONESIA		2,098,966

Ireland - 1.3%
Accenture PLC Class A	3,000	725,760
Cairn Homes PLC (a)	3,263,539	3,626,417
CRH PLC	167,700	6,881,542
Dalata Hotel Group PLC	1,089,974	4,417,945
Flutter Entertainment PLC	23,300	4,349,712
Horizon Therapeutics PLC (a)	30,000	2,174,400
Linde PLC	35,000	8,589,000
Ryanair Holdings PLC sponsored ADR (a)	65,700	6,246,099

TOTAL IRELAND		37,010,875

Italy - 0.4%
GVS SpA (d)	169,300	3,071,538
Intesa Sanpaolo SpA	2,267,800	4,944,048
Reply SpA	29,900	3,664,800

TOTAL ITALY		11,680,386

Japan - 5.6%
Astellas Pharma, Inc.	245,400	3,983,342
BASE, Inc. (a)(b)	11,000	1,126,832
Daiichi Sankyo Kabushiki Kaisha	228,000	7,324,646
Daiichikosho Co. Ltd.	55,700	1,914,363
FANUC Corp.	43,800	11,434,834
Hoya Corp.	75,700	9,680,667
Itochu Corp.	245,200	7,016,917
Kao Corp.	42,300	3,067,956
Keyence Corp.	20,340	10,901,595
Lifenet Insurance Co. (a)	157,600	2,148,578
Minebea Mitsumi, Inc.	266,700	5,904,600
Misumi Group, Inc.	60,900	1,979,708
Mitsubishi UFJ Financial Group, Inc.	622,000	2,808,816
Nintendo Co. Ltd.	10,900	6,274,426
NSD Co. Ltd.	249,500	4,778,242
Oracle Corp. Japan	33,800	3,985,202
ORIX Corp.	609,000	9,738,651
PALTAC Corp.	40,500	2,107,260
Persol Holdings Co. Ltd.	238,000	4,451,210
Recruit Holdings Co. Ltd.	141,200	6,141,837
Relo Group, Inc.	214,600	5,335,037
Renesas Electronics Corp. (a)	503,500	5,768,294
Shiseido Co. Ltd.	30,500	1,976,844
SMC Corp.	7,800	4,718,201
Sony Corp.	134,100	12,835,068
THK Co. Ltd.	125,300	3,971,512
TIS, Inc.	101,600	2,260,041
Z Holdings Corp.	1,046,800	6,499,964
ZOZO, Inc.	148,200	4,149,798

TOTAL JAPAN		154,284,441

Kenya - 0.1%
Safaricom Ltd.	5,920,700	1,926,982
Korea (South) - 1.1%
Hyundai Motor Co.	8,000	1,638,069
LG Chemical Ltd.	8,060	6,608,625
Samsung Electronics Co. Ltd.	202,070	14,815,708
Samsung SDI Co. Ltd.	9,990	6,556,443

TOTAL KOREA (SOUTH)		29,618,845

Luxembourg - 0.4%
B&M European Value Retail SA	315,800	2,315,775
Eurofins Scientific SA (a)	56,710	5,449,201
InPost SA	127,400	3,061,204

TOTAL LUXEMBOURG		10,826,180

Malta - 0.1%
Kambi Group PLC (a)	55,617	3,114,866
Netherlands - 2.3%
AerCap Holdings NV (a)	103,000	3,938,720
Airbus Group NV	70,700	7,109,430
Argenx SE ADR (a)	61,532	18,030,107
ASML Holding NV (Netherlands)	33,800	18,044,266
IMCD NV	25,200	3,126,954
ING Groep NV (Certificaten Van Aandelen)	364,400	3,240,013
NXP Semiconductors NV	46,300	7,429,761
RHI Magnesita NV	42,522	2,260,547

TOTAL NETHERLANDS		63,179,798

New Zealand - 0.3%
EBOS Group Ltd.	72,992	1,501,178
Ryman Healthcare Group Ltd.	554,675	6,202,052

TOTAL NEW ZEALAND		7,703,230

Norway - 0.5%
Equinor ASA	186,980	3,380,268
Kongsberg Gruppen ASA	252,600	4,901,275
NEL ASA (a)	240,000	861,871
Schibsted ASA (A Shares)	107,300	4,056,218

TOTAL NORWAY		13,199,632

Philippines - 0.0%
D&L Industries, Inc.	7,836,300	1,081,038
Poland - 0.2%
Allegro.eu SA (a)(d)	300,800	5,935,169
Portugal - 0.0%
Energias de Portugal SA	80,200	503,374
South Africa - 0.1%
Naspers Ltd. Class N	13,100	3,030,414
Spain - 0.8%
Aena Sme SA (a)(d)	13,500	2,085,546
Amadeus IT Holding SA Class A	128,100	8,178,326
Cellnex Telecom SA (d)	151,144	8,861,059
Euskaltel, S.A. (d)	271,300	2,913,740

TOTAL SPAIN		22,038,671

Sweden - 1.6%
ASSA ABLOY AB (B Shares)	147,400	3,645,464
EQT AB	116,200	3,630,772
Ericsson (B Shares)	568,000	7,151,943
Indutrade AB	303,600	6,241,815
Nibe Industrier AB (B Shares)	83,000	2,776,169
Nordnet AB	358,200	5,769,745
Readly International AB	168,193	1,489,449
Securitas AB (B Shares)	285,000	4,408,201
Stillfront Group AB (a)	434,180	4,621,700
Svenska Handelsbanken AB (A Shares)	467,400	4,659,509

TOTAL SWEDEN		44,394,767

Switzerland - 3.7%
ADC Therapeutics SA (a)	75,700	2,162,749
Dufry AG (a)	53,050	2,863,479
Garmin Ltd.	48,000	5,513,280
Lonza Group AG	18,242	11,651,159
Nestle SA (Reg. S)	190,460	21,349,916
Partners Group Holding AG	6,458	7,645,199
Roche Holding AG (participation certificate)	63,269	21,834,896
Schindler Holding AG (participation certificate)	12,788	3,380,942
Sika AG	29,379	7,994,914
Swiss Re Ltd.	104,960	9,268,766
TE Connectivity Ltd.	3,000	361,200
Zur Rose Group AG (a)	16,030	7,369,391

TOTAL SWITZERLAND		101,395,891

Taiwan - 0.5%
MediaTek, Inc.	141,000	4,404,520
Taiwan Semiconductor Manufacturing Co. Ltd.	466,000	9,845,173

TOTAL TAIWAN		14,249,693

Thailand - 0.1%
Thai Beverage PCL	4,528,500	2,812,415
United Kingdom - 4.4%
Anglo American PLC (United Kingdom)	249,209	8,242,693
AstraZeneca PLC (United Kingdom)	111,892	11,414,237
Beazley PLC	733,200	3,128,306
Big Yellow Group PLC	168,600	2,554,941
Bytes Technology Group PLC	649,900	3,205,658
Compass Group PLC	496,450	8,867,978
Cranswick PLC	45,396	2,123,485
Dart Group PLC	100,600	1,818,071
Dechra Pharmaceuticals PLC	65,100	3,216,435
Diageo PLC	186,719	7,496,243
Diageo PLC sponsored ADR	29,000	4,647,830
Dr. Martens Ltd. (a)	437,000	2,215,396
HomeServe PLC	250,800	3,587,535
ITM Power PLC (a)	98,000	738,511
J.D. Weatherspoon PLC (a)	183,000	2,885,988
JD Sports Fashion PLC	518,100	5,302,764
JTC PLC (d)	412,000	3,432,171
Lloyds Banking Group PLC	6,302,400	2,828,091
London Stock Exchange Group PLC	67,581	8,022,885
M&G PLC	3,388,470	8,166,531
Ocado Group PLC (a)	134,700	5,125,209
Prudential PLC	520,123	8,321,671
RELX PLC (London Stock Exchange)	151,400	3,759,863
Sensata Technologies, Inc. PLC (a)	4,000	218,000
THG PLC	175,700	1,735,702
Vistry Group PLC	287,344	3,318,928
WH Smith PLC	117,400	2,461,091
Zegona Communications PLC	1,659,900	2,331,170

TOTAL UNITED KINGDOM		121,167,383

United States of America - 60.9%
10X Genomics, Inc. (a)	59,000	10,097,850
Abbott Laboratories	59,000	7,291,810
Activision Blizzard, Inc.	56,000	5,096,000
Adobe, Inc. (a)	91,124	41,804,957
Air Products & Chemicals, Inc.	5,000	1,333,800
Airbnb, Inc. Class A	11,700	2,148,471
Allete, Inc.	3,000	188,520
Alphabet, Inc. Class A (a)	41,000	74,921,760
Amazon.com, Inc. (a)	26,800	85,926,160
Anaplan, Inc. (a)	7,000	466,900
ANSYS, Inc. (a)	44,000	15,592,280
Apple, Inc.	421,000	55,555,160
Array Technologies, Inc.	136,000	5,543,360
Arthur J. Gallagher & Co.	178,000	20,542,980
Autodesk, Inc. (a)	84,000	23,304,120
Bio-Rad Laboratories, Inc. Class A (a)	11,000	6,311,470
BioAtla, Inc.	7,700	338,569
Bloom Energy Corp. Class A (a)	14,000	488,740
BRP Group, Inc. (a)	282,000	6,545,220
Cable One, Inc.	5,500	11,000,000
Caesars Entertainment, Inc. (a)	987,000	69,474,930
Carrier Global Corp.	404,000	15,554,000
Caterpillar, Inc.	45,000	8,227,800
Cerence, Inc. (a)	1,000	111,910
Ceridian HCM Holding, Inc. (a)	108,000	10,034,280
Cintas Corp.	6,529	2,077,005
Cleveland-Cliffs, Inc.	1,493,000	22,902,620
Constellation Brands, Inc. Class A (sub. vtg.)	20,000	4,218,600
Costco Wholesale Corp.	31,000	10,925,330
Coupa Software, Inc. (a)	4,000	1,239,480
Cree, Inc. (a)	8,000	808,640
Cummins, Inc.	11,000	2,578,620
Danaher Corp.	73,000	17,362,320
Deckers Outdoor Corp. (a)	60,000	17,518,800
Desktop Metal, Inc. (a)(b)	14,000	321,580
Dollar General Corp.	90,600	17,631,666
Dynatrace, Inc. (a)	9,000	373,590
Encompass Health Corp.	2	161
Enphase Energy, Inc. (a)	25,000	4,558,750
EPAM Systems, Inc. (a)	14,000	4,822,020
Estee Lauder Companies, Inc. Class A	195,000	46,146,750
Exact Sciences Corp. (a)	12,000	1,645,920
Facebook, Inc. Class A (a)	267,000	68,974,110
First Republic Bank	12,000	1,739,880
First Solar, Inc. (a)	101,900	10,103,385
Floor & Decor Holdings, Inc. Class A (a)	35,000	3,222,450
Freeport-McMoRan, Inc.	571,800	15,387,138
FuelCell Energy, Inc. (a)	2,000	41,520
Generac Holdings, Inc. (a)	62,000	15,278,040
General Electric Co.	1,104,000	11,790,720
Guardant Health, Inc. (a)	6,000	933,000
Hilton Worldwide Holdings, Inc.	42,800	4,339,492
Illumina, Inc. (a)	4,000	1,705,760
InterActiveCorp (a)	5,000	1,049,750
Intercontinental Exchange, Inc.	40,000	4,414,000
Intuit, Inc.	61,700	22,287,891
Intuitive Surgical, Inc. (a)	4,000	2,990,560
JPMorgan Chase & Co.	171,000	22,002,570
Kinnate Biopharma, Inc.	8,900	291,920
Laird Superfood, Inc. (b)	17,700	767,118
Lear Corp.	156,000	23,518,560
Lowe's Companies, Inc.	125,000	20,856,250
lululemon athletica, Inc. (a)	12,000	3,944,160
Marriott International, Inc. Class A	71,700	8,339,427
MasterCard, Inc. Class A	150,000	47,443,500
Materion Corp.	7,000	477,330
MercadoLibre, Inc. (a)	8,900	15,837,639
Microsoft Corp.	461,000	106,933,556
MKS Instruments, Inc.	8,000	1,264,560
MongoDB, Inc. Class A (a)	2,000	739,220
Morgan Stanley	338,000	22,662,900
Natera, Inc. (a)	8,000	853,120
NextEra Energy, Inc.	179,000	14,475,730
NIKE, Inc. Class B	125,000	16,698,750
Novavax, Inc. (a)	7,000	1,546,580
NRG Energy, Inc.	12,000	496,920
Nuance Communications, Inc. (a)	25,000	1,138,500
NVIDIA Corp.	67,000	34,812,530
Olin Corp.	341,000	8,153,310
Ollie's Bargain Outlet Holdings, Inc. (a)	4,000	378,920
ON Semiconductor Corp. (a)	334,000	11,519,660
Outset Medical, Inc.	21,786	1,129,168
PayPal Holdings, Inc. (a)	313,000	73,339,030
Penn National Gaming, Inc. (a)	168,592	17,486,362
Plug Power, Inc. (a)	69,000	4,358,730
Prelude Therapeutics, Inc.	75,800	4,923,210
PTC, Inc. (a)	94,000	12,493,540
Royalty Pharma PLC	361,600	16,998,816
S&P Global, Inc.	175,628	55,674,076
Salesforce.com, Inc. (a)	5,000	1,127,800
Seer, Inc. (b)	45,533	2,841,259
Shattuck Labs, Inc.	35,900	1,780,999
Shoals Technologies Group, Inc.	169,475	5,750,287
Silverback Therapeutics, Inc.	37,723	1,656,794
Skillz, Inc. (a)	34,000	939,080
Snowflake Computing, Inc.	32,000	8,718,400
SolarEdge Technologies, Inc. (a)	17,000	4,901,610
Square, Inc. (a)	344,000	74,290,240
Stanley Black & Decker, Inc.	4,000	693,960
SunPower Corp. (a)(b)	16,000	864,160
Sunrun, Inc. (a)	246,000	17,040,420
SVB Financial Group (a)	10,000	4,377,800
T-Mobile U.S., Inc.	76,700	9,670,336
Taysha Gene Therapies, Inc.	30,500	793,000
Tesla, Inc. (a)	9,000	7,141,770
The AES Corp.	111,000	2,707,290
The Booking Holdings, Inc. (a)	1,000	1,944,330
Thermo Fisher Scientific, Inc.	40,000	20,388,000
Timken Co.	12,000	907,920
Toro Co.	3,000	282,750
Twilio, Inc. Class A (a)	2,000	718,860
Uber Technologies, Inc. (a)	13,000	662,090
Ulta Beauty, Inc. (a)	88,000	24,618,880
Union Pacific Corp.	284,000	56,081,480
UnitedHealth Group, Inc.	101,000	33,691,580
Vaxcyte, Inc.	68,000	1,668,040
Vroom, Inc.	11,000	405,130
Wayfair LLC Class A (a)	5,600	1,524,992
WD-40 Co.	3,000	913,230
WEC Energy Group, Inc.	1,000	88,900
Wells Fargo & Co.	1,206,000	36,035,280
Zoetis, Inc. Class A	37,000	5,707,250
Zoom Video Communications, Inc. Class A (a)	3,000	1,116,210
Zynga, Inc. (a)	235,000	2,328,850

TOTAL UNITED STATES OF AMERICA		1,683,225,234

TOTAL COMMON STOCKS
(Cost $1,891,789,222)		2,726,092,756

Preferred Stocks - 0.6%
Convertible Preferred Stocks - 0.2%
China - 0.1%
ByteDance Ltd. Series E1 (c)(f)	14,425	1,580,608
dMed Biopharmaceutical Co. Ltd. (Class C) (c)(f)	138,905	1,972,888
		3,553,496
India - 0.0%
Zomato Pvt Ltd.:
Series B (c)(e)(f)	3	16,058
Series E (c)(e)(f)	20,097	11
Series G (c)(e)(f)	2	10,705
Series J7 (c)(f)	129	690,502
		717,276
United Kingdom - 0.1%
Roofoods Ltd. Series H (c)(f)	1,300	1,141,077

TOTAL CONVERTIBLE PREFERRED STOCKS		5,411,849

Nonconvertible Preferred Stocks - 0.4%
Germany - 0.4%
Volkswagen AG	51,400	9,758,175
TOTAL PREFERRED STOCKS
(Cost $14,307,489)		15,170,024

Money Market Funds - 1.2%
Fidelity Cash Central Fund 0.09% (g)	28,954,714	28,960,505
Fidelity Securities Lending Cash Central Fund 0.09% (g)(h)	5,297,166	5,297,696
TOTAL MONEY MARKET FUNDS
(Cost $34,254,657)		34,258,201
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $1,940,351,368)		2,775,520,981
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(11,727,170)
NET ASSETS - 100%		$2,763,793,811

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $64,898,552 or 2.3% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,861,479 or 0.2% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ByteDance Ltd. Series E1	11/18/20	$1,580,608
dMed Biopharmaceutical Co. Ltd. (Class C)	12/1/20	$1,972,888
Roofoods Ltd. Series H	1/15/21	$1,141,077
Zomato Pvt Ltd.	1/22/21 - 1/29/21	$345,837
Zomato Pvt Ltd. Series B	1/22/21	$12,341
Zomato Pvt Ltd. Series E	1/22/21	$8
Zomato Pvt Ltd. Series G	1/22/21	$8,227
Zomato Pvt Ltd. Series J7	12/9/20	$525,413

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,742
Fidelity Securities Lending Cash Central Fund	21,919
Total	$31,661

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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